Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	$ 590,276	¥ 3,927,280	¥ 3,510,264
Accounts receivable, less allowance for doubtful accounts (March 31, 2017: RMB46,858; September 30, 2017: RMB56,829 (US$8,541))	16,789	111,697	112,533
Inventories	5,825	38,756	30,987
Prepayments and other receivables - Third parties	3,394	22,576	17,524
Prepayments and other receivables - Related parties	343	2,284
Total current assets	616,627	4,102,593	3,671,308
Property, plant and equipment, net	81,405	541,612	551,434
Non-current deposits - Third parties	35,607	236,903	237,487
Non-current deposits - Related party	1,278	8,500
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2017: RMB70,744; September 30, 2017: RMB68,696 (US$10,325))	18,550	123,421	135,148
Inventories	10,497	69,843	68,775
Intangible assets, net	15,688	104,376	106,686
Available-for-sale equity securities	24,505	163,038	200,790
Other investment	28,426	189,129	189,129
Deferred tax assets	3,874	25,772	22,155
Total assets	836,457	5,565,187	5,182,912
Current liabilities
Convertible notes, net			1,031,154
Accounts payable	1,973	13,125	11,060
Accrued expenses and other payables	13,864	92,238	65,162
Deferred revenue	56,350	374,912	323,690
Amount due to a related party	1,567	10,428	4,679
Income tax payable	1,998	13,294	11,383
Total current liabilities	75,752	503,997	1,447,128
Non-current deferred revenue	259,792	1,728,471	1,569,579
Other non-current liabilities	49,668	330,455	302,233
Deferred tax liabilities	3,154	20,985	21,423
Total liabilities	388,366	2,583,908	3,340,363
Shareholders' equity of China Cord Blood Corporation
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 73,140,147 shares issued and 73,003,248 shares outstanding as of March 31, 2017 and 113,661,641 shares issued and 113,524,742 shares outstanding as of September 30, 2017	12	78	50
Additional paid-in capital	298,657	1,987,057	936,417
Treasury stock, at cost (March 31 and September 30, 2017: 136,899 shares, respectively)	(423)	(2,815)	(2,815)
Accumulated other comprehensive income/(loss)	(3,933)	(26,166)	24,428
Retained earnings	152,783	1,016,505	879,775
Total equity attributable to China Cord Blood Corporation	447,096	2,974,659	1,837,855
Non-controlling interests	995	6,620	4,694
Total equity	448,091	2,981,279	1,842,549
Total liabilities and equity	$ 836,457	¥ 5,565,187	¥ 5,182,912